Strategic Equity Allocation Trust Investment Strategy - Strategic Equity Allocation Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund’s allocation to various markets and types of securities will be actively managed. The fund may invest in both developed and emerging markets. The fund’s investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The precise mix of securities will depend on the subadvisor’s outlook for the markets and generally reflect the subadvisor’s strategic asset allocation analysis and its assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market, the subadvisor considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. The fund also may invest in exchange-traded funds and fixed-income securities, including, but not limited to: ●U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation, ●U.S. Treasury futures contracts, ●Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”), ●U.S. and foreign corporate bonds, ●Foreign government and agency securities, and ●Lower Rated Fixed Income Securities and High Yield Securities (also known as “junk bonds”). The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in foreign currencies for hedging and speculative purposes. The fund will engage in derivatives transactions, including but not limited to, futures and options contracts, foreign currency forward contracts and swaps including credit default swaps and total return swaps, for hedging and nonhedging purposes including, without limitation, the following purposes: ●to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations, ●to protect the fund’s unrealized gains in the value of its securities, ●to facilitate the sale of the fund’s securities for investment purposes, ●to manage the effective maturity or duration of the fund’s securities, ●to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market, ●to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities, and ●to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.